Accumulated other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2013
Accumulated other comprehensive income [Abstract]
Accumulated other comprehensive income
Accumulated other comprehensive income for the years December 31, 2013 and December 31, 2012:

(In US$ millions)	December 31, 2013	December 31, 2012
Unrealized gain on marketable securities	539	206
Unrealized gain on foreign exchange	73	67
Actuarial loss relating to pension	(35)	(30)
Unrealized loss on interest rate swaps in VIEs	(49)	(49)
Accumulated other comprehensive income	528	194